Other Operating Income (Details) - Schedule of Other Operating Income - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating Income [Abstract]
Income from Government grants	SFr 228,302
Other income	27,287	9,327
Total other operating income	SFr 255,589	SFr 9,327